Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Year Ended December 31,
	2025	2024	2023
Revenue from hardware, proprietary embedded firmware and accessories	$155,873	$245,585	$394,667
Revenue from services	7,434	7,391	8,991
Revenue from SaaS	4,624	4,768	5,379
Revenue from software upgrade rights	—	9,637	2,720
Total revenue	$167,931	$267,381	$411,757

Revenue from External Customers by Geographic Areas
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Year Ended December 31,
	2025	2024	2023
United States	$107,546	$179,810	$292,584
Rest of World (1)	60,385	87,571	119,173
Total revenue	$167,931	$267,381	$411,757
(1) For the year ended December 31, 2025, no individual foreign country exceeded 10% of total revenue in the Company's consolidated statements of operations. For the years ended December 31, 2024 and 2023, revenue from Germany of $35,137 and $46,152, respectively, exceeded 10% of total revenue.
Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract liabilities

	December 31,
	2025	2024
Deferred revenue: enhanced warranties	$18,617	$21,090
Deferred revenue: SaaS	8,989	6,078
Deferred revenue: other services	2,637	2,694
Total contract liabilities	$30,243	$29,862

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
2026	$6,008	$3,627	$2,637
2027	4,911	1,789	—
2028	3,897	1,413	—
2029	2,421	1,114	—
2030	960	924	—
Thereafter	420	122	—
Total contract liabilities	$18,617	$8,989	$2,637